Pensions and other post-retirement benefit obligations - Schedule of key actuarial assumptions (Details)	Sep. 30, 2025	Mar. 31, 2025
UK
Disclosure of defined benefit plans [line items]
Discount rate – UK past service	5.76%	5.73%
Rate of increase in RPI – UK past service	2.81%	2.99%
US
Disclosure of defined benefit plans [line items]
Discount rate – US	5.30%	5.50%